Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Balance Sheet Related Disclosures [Abstract]
Depreciation and amortization expense	$ 854	$ 466	$ 700	$ 468